Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment [Abstract]
Schedule of Properties and Equipment	The properties and equipment as of December 31, 2024 and 2023 are composed as follows:
	Average useful Life		Average remaining depreciation		Gross balance		Accumulated Depreciation		Net balance
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
	Years	Years	Years	Years	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Type of property and equipment:
Land and Buildings	26	26	18	18	327,862	322,766	(173,132)	(165,286)	154,730	157,480
Equipment	5	5	3	3	261,142	256,933	(236,146)	(221,083)	24,996	35,850
Others	7	7	4	4	63,198	61,118	(53,851)	(52,791)	9,347	8,327
Total					652,202	640,817	(463,129)	(439,160)	189,073	201,657

Schedule of Changes in Property and Equipment	The changes in properties and equipment as of December 31, 2024 and 2023, are as follows:
	December 2024
	Land and Buildings	Equipment	Others	Total
	MCh$	MCh$	MCh$	MCh$
Gross Balance
Balance as of January 1, 2024	322,766	256,933	61,118	640,817
Additions	7,369	5,286	3,699	16,354
Write-downs and sales of the year	(2,273)	(1,075)	(1,619)	(4,967)
Impairment (**) (***)	—	(2)	—	(2)
Total	327,862	261,142	63,198	652,202

Accumulated Depreciation
Balance as of January 1, 2024	(165,286)	(221,083)	(52,791)	(439,160)
Depreciation of the year (*)	(9,725)	(15,881)	(2,566)	(28,172)
Write-downs and sales of the year	1,879	818	1,506	4,203
Total	(173,132)	(236,146)	(53,851)	(463,129)

Balance as of December 31, 2024	154,730	24,996	9,347	189,073

	December 2023
	Land and Buildings	Equipment	Others	Total
	MCh$	MCh$	MCh$	MCh$
Gross Balance
Balance as of January 1, 2023	316,968	246,706	58,890	622,564
Additions	10,277	11,136	3,338	24,751
Write-downs and sales of the year	(4,479)	(906)	(1,110)	(6,495)
Impairment (**) (***)	—	(3)	—	(3)
Total	322,766	256,933	61,118	640,817

Accumulated Depreciation
Balance as of January 1, 2023	(157,810)	(203,136)	(51,494)	(412,440)
Depreciation of the year (*)	(9,295)	(18,733)	(2,365)	(30,393)
Write-downs and sales of the year	1,819	786	1,068	3,673
Total	(165,286)	(221,083)	(52,791)	(439,160)

Balance as of December 31, 2023	157,480	35,850	8,327	201,657

(*)	See Note No. 37 about Depreciation and Amortization.
(**)	See Note No. 38 Impairment of non-financial assets.
(***)	Does not include provision for write-off of Property for Ch$1,119 million (Ch$1,751 million as of December 31, 2023).